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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Triple Frond Partners LLC
Address: 1301 Second Avenue, Suite 2850
         Seattle, WA 98101

Form 13F File Number: 28-13331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Charles F. Pollnow IV
Title: Manager of Triple Frond Partners LLC
Phone: 206-332-1215

Signature, Place, and Date of Signing:

/S/ CHARLES F. POLLNOW IV             Seattle, WA           April 23, 2013
------------------------------------  ------------          ---------------
Charles F. Pollnow IV
Manager of Triple Frond Partners LLC

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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List of Other Managers Reporting for this Manager: None.

List of Other Included Managers:

No.  Form 13F File Number  Name
---  --------------------  -------------------------------
1    28-13332              Hawk Hill Capital Partners, LP

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:            8

Form 13F Information Table Value Total:      346,824
                                         (thousands)

                                      2-

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                          FORM 13F INFORMATION TABLE

                                                                                              VOTING AUTHORITY
                       TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER          CLASS      CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------         -------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----

CARNIVAL CORPORATION    PAIRED  143658 30 0  47,726  1,391,435 SH          SOLE       1     1,391,435
                         CTF

CRH P L C                ADR    12626K 20 3  12,447    563,456 SH          SOLE       1       563,456

HCC INS HLDGS INC        COM    404132 10 2  48,335  1,150,000 SH          SOLE       1     1,150,000

PROGRESSIVE CORP OHIO    COM    743315 10 3  25,270  1,000,000 SH          SOLE       1     1,000,000

RENAISSANCERE HOLDING    COM    G7496G 10 3  39,104    425,089 SH          SOLE       1       425,089
  LTD

RYANAIR HOLDINGS PLC     SPON   783513 10 4  33,800    809,000 SH          SOLE       1       809,000
                         ADR

SCHWAB CHARLES CORP      COM    808513 10 5  52,666  2,977,160 SH          SOLE       1     2,977,160

TIME WARNER CABLE INC    COM    88732J 20 7  87,476    910,635 SH          SOLE       1       910,635

                                            346,824
                                            -------